Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts Receivable

	December 31,
	2017	2018
Accounts receivable-margin clients	$8,010,846	$17,900,557
Less: Allowance for doubtful accounts	—	(149,523)
Accounts receivable- margin clients, net	$8,010,846	$17,751,034
Accounts receivable-others	8,981,187	7,105,317
Less: Allowance for doubtful accounts	(3,579)	(3,407)
Accounts receivable-others, net	$8,977,608	$7,101,910